Schedule of Investments (unaudited)	iShares® S&P Small-Cap 600 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Aerojet Rocketdyne Holdings Inc.(a)	453,903	$18,428,462
Aerovironment Inc.(a)(b)	146,718	12,060,220
Park Aerospace Corp.	102,130	1,303,179
Triumph Group Inc.(a)	757,836	10,071,640
		41,863,501
Air Freight & Logistics — 0.6%
Forward Air Corp.	313,932	28,869,187

Auto Components — 1.8%
Dorman Products Inc.(a)(b)	222,367	24,395,884
Gentherm Inc.(a)	387,051	24,155,853
LCI Industries	199,676	22,339,751
Patrick Industries Inc.	120,449	6,244,076
XPEL Inc.(a)(b)	193,921	8,906,791
		86,042,355
Automobiles — 0.2%
Winnebago Industries Inc.(b)	196,015	9,518,488

Banks — 8.9%
Ameris Bancorp.	440,202	17,687,316
Banc of California Inc.(b)	279,642	4,927,292
BancFirst Corp.	116,999	11,197,974
Bancorp. Inc. (The)(a)(b)	647,921	12,647,418
Banner Corp.	167,529	9,416,805
Brookline Bancorp. Inc.	388,575	5,171,933
Central Pacific Financial Corp.	197,231	4,230,605
City Holding Co.	83,389	6,661,113
Community Bank System Inc.	285,204	18,047,709
Customers Bancorp. Inc.(a)(b)	355,011	12,034,873
Dime Community Bancshares Inc.	181,129	5,370,475
Eagle Bancorp. Inc.	216,951	10,285,647
FB Financial Corp.	199,402	7,820,547
First BanCorp./Puerto Rico	2,278,865	29,420,147
First Bancorp./Southern Pines NC	196,366	6,853,173
First Commonwealth Financial Corp.	593,899	7,970,125
Hanmi Financial Corp.	193,692	4,346,449
Hilltop Holdings Inc.(b)	296,324	7,899,998
HomeStreet Inc.	215,463	7,470,102
Independent Bank Corp.	219,682	17,449,341
Lakeland Financial Corp.	292,984	19,459,997
Meta Financial Group Inc.	343,574	13,286,007
National Bank Holdings Corp., Class A	202,023	7,731,420
OFG Bancorp.	279,095	7,089,013
Pacific Premier Bancorp. Inc.	477,164	13,952,275
Park National Corp.	106,036	12,856,865
Preferred Bank/Los Angeles CA	155,944	10,607,311
Seacoast Banking Corp. of Florida	372,582	12,310,109
ServisFirst Bancshares Inc.	571,715	45,119,748
Southside Bancshares Inc.	231,290	8,654,872
Tompkins Financial Corp.	60,700	4,376,470
Triumph Bancorp. Inc.(a)(b)	275,803	17,254,236
United Community Banks Inc./GA	789,518	23,835,549
Veritex Holdings Inc.	630,835	18,458,232
		421,901,146
Beverages — 1.7%
Celsius Holdings Inc.(a)(b)	449,238	29,317,272
Coca-Cola Consolidated Inc.(b)	53,802	30,338,948
MGP Ingredients Inc.(b)	146,954	14,708,626

Security	Shares	Value

Beverages (continued)
National Beverage Corp.	155,963	$7,632,829
		81,997,675
Biotechnology — 4.7%
Anika Therapeutics Inc.(a)(b)	91,903	2,051,275
Arcus Biosciences Inc.(a)(b)	543,596	13,774,723
Avid Bioservices Inc.(a)(b)	719,977	10,986,849
Coherus Biosciences Inc.(a)(b)	753,922	5,458,395
Cytokinetics Inc.(a)(b)	1,002,394	39,384,060
Dynavax Technologies Corp.(a)(b)	1,377,490	17,342,599
Eagle Pharmaceuticals Inc./DE(a)(b)	63,948	2,841,210
Enanta Pharmaceuticals Inc.(a)	128,462	6,072,399
Ironwood Pharmaceuticals Inc.(a)(b)	1,352,963	15,599,663
iTeos Therapeutics Inc.(a)	236,728	4,876,597
Ligand Pharmaceuticals Inc.(a)	197,718	17,640,400
Myriad Genetics Inc.(a)	490,358	8,909,805
Organogenesis Holdings Inc., Class A(a)(b)	736,925	3,596,194
REGENXBIO Inc.(a)	200,758	4,958,722
uniQure NV(a)	424,931	7,920,714
Vanda Pharmaceuticals Inc.(a)(b)	415,718	4,531,326
Vericel Corp.(a)	552,544	13,913,058
Vir Biotechnology Inc.(a)(b)	867,675	22,099,682
Xencor Inc.(a)(b)	696,221	19,055,569
		221,013,240
Building Products — 1.9%
AAON Inc.(b)	328,500	17,988,660
Gibraltar Industries Inc.(a)	180,401	6,990,539
Insteel Industries Inc.(b)	227,947	7,674,976
PGT Innovations Inc.(a)(b)	313,569	5,217,788
UFP Industries Inc.	734,282	50,033,975
		87,905,938
Capital Markets — 1.4%
B. Riley Financial Inc.	189,946	8,025,219
Blucora Inc.(a)	243,779	4,500,160
BrightSphere Investment Group Inc.	378,895	6,823,899
Donnelley Financial Solutions Inc.(a)(b)	328,045	9,608,438
Piper Sandler Cos.(b)	165,017	18,706,327
Virtus Investment Partners Inc.	82,373	14,087,430
WisdomTree Investments Inc.	791,596	4,013,392
		65,764,865
Chemicals — 2.8%
AdvanSix Inc.	177,955	5,950,815
Balchem Corp.	375,826	48,759,665
Hawkins Inc.	118,473	4,268,582
HB Fuller Co.	286,172	17,230,416
Livent Corp.(a)(b)	1,892,754	42,946,589
Quaker Chemical Corp.(b)	91,200	13,636,224
		132,792,291
Commercial Services & Supplies — 0.4%
Brady Corp., Class A, NVS	259,272	12,248,009
Interface Inc.(b)	312,142	3,914,261
Viad Corp.(a)(b)	127,610	3,523,312
		19,685,582
Communications Equipment — 1.5%
ADTRAN Inc.	575,996	10,097,210
Digi International Inc.(a)(b)	191,927	4,648,472
Extreme Networks Inc.(a)	1,528,010	13,629,849
Harmonic Inc.(a)(b)	1,218,982	10,568,574
Plantronics Inc.(a)	240,788	9,554,468

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Viavi Solutions Inc.(a)	1,656,402	$21,914,198
		70,412,771
Construction & Engineering — 1.5%
Comfort Systems USA Inc.(b)	420,786	34,988,356
MYR Group Inc.(a)	199,395	17,572,682
NV5 Global Inc.(a)(b)	139,530	16,288,732
		68,849,770
Consumer Finance — 0.5%
Encore Capital Group Inc.(a)(b)	136,544	7,888,147
Enova International Inc.(a)	381,820	11,004,052
World Acceptance Corp.(a)(b)	42,848	4,809,260
		23,701,459
Containers & Packaging — 0.1%
Myers Industries Inc.	184,137	4,185,434

Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings Inc.	335,180	20,365,537

Electrical Equipment — 0.5%
Encore Wire Corp.(b)	231,336	24,040,437

Electronic Equipment, Instruments & Components — 3.8%
Advanced Energy Industries Inc.(b)	439,132	32,047,853
Arlo Technologies Inc.(a)	558,882	3,504,190
Badger Meter Inc.	223,091	18,045,831
CTS Corp.	191,526	6,521,460
Fabrinet(a)	430,180	34,887,598
FARO Technologies Inc.(a)(b)	101,946	3,142,995
Knowles Corp.(a)	429,516	7,443,512
Methode Electronics Inc.	190,544	7,057,750
OSI Systems Inc.(a)(b)	79,747	6,813,584
Rogers Corp.(a)	219,229	57,457,729
		176,922,502
Energy Equipment & Services — 0.1%
Core Laboratories NV(b)	229,478	4,545,959

Entertainment — 0.2%
Cinemark Holdings Inc.(a)(b)	653,670	9,818,123

Equity Real Estate Investment Trusts (REITs) — 6.2%
Acadia Realty Trust	488,473	7,629,948
Agree Realty Corp.	395,365	28,517,678
American Assets Trust Inc.	264,374	7,851,908
Armada Hoffler Properties Inc.	481,417	6,181,394
CareTrust REIT Inc.	534,762	9,861,011
Centerspace	114,297	9,320,920
Community Healthcare Trust Inc.	162,549	5,885,899
Essential Properties Realty Trust Inc.	799,724	17,186,069
Four Corners Property Trust Inc.	461,761	12,278,225
Getty Realty Corp.	215,547	5,711,996
Industrial Logistics Properties Trust	316,322	4,453,814
Innovative Industrial Properties Inc.	327,167	35,945,838
iStar Inc.	544,040	7,458,788
LXP Industrial Trust	1,674,514	17,984,280
NexPoint Residential Trust Inc.	270,578	16,913,831
Retail Opportunity Investments Corp.	708,250	11,176,185
RPT Realty(b)	508,077	4,994,397
Safehold Inc.(b)	181,588	6,422,768
Saul Centers Inc.	105,226	4,957,197
SITE Centers Corp.(b)	1,168,485	15,739,493
Tanger Factory Outlet Centers Inc.	1,224,155	17,407,484

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Uniti Group Inc.	1,609,646	$15,162,865
Universal Health Realty Income Trust	81,687	4,346,565
Urban Edge Properties	579,193	8,809,526
Urstadt Biddle Properties Inc., Class A	192,171	3,113,170
Washington Real Estate Investment Trust	451,080	9,612,515
		294,923,764
Food & Staples Retailing — 0.6%
United Natural Foods Inc.(a)	680,876	26,826,515

Food Products — 1.1%
J&J Snack Foods Corp.	76,866	10,735,106
Simply Good Foods Co. (The)(a)(b)	1,033,392	39,031,216
Tootsie Roll Industries Inc.	105,270	3,721,294
		53,487,616
Gas Utilities — 0.3%
Chesapeake Utilities Corp.(b)	105,238	13,633,583

Health Care Equipment & Supplies — 4.6%
AngioDynamics Inc.(a)	454,747	8,799,354
BioLife Solutions Inc.(a)(b)	352,490	4,867,887
Cardiovascular Systems Inc.(a)(b)	199,519	2,865,093
CONMED Corp.(b)	221,587	21,219,171
Cutera Inc.(a)(b)	120,871	4,532,663
Glaukos Corp.(a)(b)	288,095	13,085,275
Heska Corp.(a)(b)	126,305	11,937,086
Lantheus Holdings Inc.(a)	473,716	31,279,467
LeMaitre Vascular Inc.(b)	225,389	10,266,469
Meridian Bioscience Inc.(a)	326,420	9,929,696
Merit Medical Systems Inc.(a)	340,971	18,504,496
Mesa Laboratories Inc.	36,155	7,373,451
Omnicell Inc.(a)(b)	517,324	58,845,605
Surmodics Inc.(a)	105,506	3,927,988
Varex Imaging Corp.(a)(b)	297,904	6,372,167
Zynex Inc.(b)	255,328	2,037,517
		215,843,385
Health Care Providers & Services — 3.8%
Addus HomeCare Corp.(a)(b)	81,006	6,746,180
AMN Healthcare Services Inc.(a)(b)	523,410	57,423,311
Apollo Medical Holdings Inc.(a)(b)	446,929	17,246,990
Community Health Systems Inc.(a)(b)	1,478,300	5,543,625
CorVel Corp.(a)	109,513	16,127,980
Cross Country Healthcare Inc.(a)	415,957	8,664,384
Ensign Group Inc. (The)	333,726	24,518,849
Fulgent Genetics Inc.(a)(b)	230,842	12,587,814
Joint Corp. (The)(a)	169,996	2,602,639
ModivCare Inc.(a)	82,069	6,934,830
Pennant Group Inc. (The)(a)(b)	163,685	2,096,805
RadNet Inc.(a)(b)	547,171	9,455,115
U.S. Physical Therapy Inc.	67,854	7,409,657
		177,358,179
Health Care Technology — 0.5%
Allscripts Healthcare Solutions Inc.(a)(b)	532,811	7,901,587
HealthStream Inc.(a)	153,959	3,342,450
OptimizeRx Corp.(a)(b)	212,467	5,819,471
Simulations Plus Inc.(b)	110,566	5,454,221
		22,517,729
Hotels, Restaurants & Leisure — 1.0%
Dave & Buster's Entertainment Inc.(a)	204,765	6,712,197
Dine Brands Global Inc.	106,070	6,903,036
Golden Entertainment Inc.(a)	159,380	6,303,479

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Jack in the Box Inc.	170,262	$9,544,888
Monarch Casino & Resort Inc.(a)(b)	154,538	9,066,744
Shake Shack Inc., Class A(a)(b)	252,973	9,987,374
		48,517,718
Household Durables — 2.4%
Cavco Industries Inc.(a)(b)	99,939	19,587,045
Century Communities Inc.	339,747	15,278,422
Installed Building Products Inc.	270,236	22,472,826
iRobot Corp.(a)(b)	175,211	6,439,004
LGI Homes Inc.(a)(b)	244,214	21,222,197
Meritage Homes Corp.(a)	202,240	14,662,400
Sonos Inc.(a)(b)	734,836	13,256,441
		112,918,335
Household Products — 0.4%
WD-40 Co.	92,913	18,708,962

Insurance — 1.6%
Assured Guaranty Ltd.	315,665	17,610,950
HCI Group Inc.	92,562	6,272,001
Palomar Holdings Inc.(a)	280,505	18,064,522
Selectquote Inc.(a)(b)	697,749	1,730,418
Stewart Information Services Corp.	149,878	7,456,431
Trupanion Inc.(a)(b)	405,871	24,457,786
		75,592,108
Interactive Media & Services — 0.3%
Cars.com Inc.(a)(b)	375,304	3,539,117
Yelp Inc.(a)	382,719	10,628,106
		14,167,223
Internet & Direct Marketing Retail — 0.4%
Liquidity Services Inc.(a)	315,090	4,234,809
Shutterstock Inc.	271,954	15,585,684
		19,820,493
IT Services — 3.0%
CSG Systems International Inc.	215,235	12,845,225
EVERTEC Inc.	463,901	17,108,669
ExlService Holdings Inc.(a)(b)	389,602	57,400,063
Perficient Inc.(a)	405,276	37,159,756
TTEC Holdings Inc.(b)	215,108	14,603,682
Unisys Corp.(a)(b)	379,634	4,566,997
		143,684,392
Leisure Products — 0.7%
Sturm Ruger & Co. Inc.	206,499	13,143,661
Vista Outdoor Inc.(a)(b)	657,763	18,351,588
		31,495,249
Life Sciences Tools & Services — 0.1%
NeoGenomics Inc.(a)(b)	806,157	6,570,180

Machinery — 4.0%
Alamo Group Inc.	49,110	5,717,877
Albany International Corp., Class A	184,689	14,551,646
Enerpac Tool Group Corp.(b)	339,736	6,461,779
Federal Signal Corp.	433,561	15,434,771
Franklin Electric Co. Inc.	305,645	22,391,553
Hillenbrand Inc.(b)	454,102	18,600,018
John Bean Technologies Corp.	237,677	26,244,294
Lindsay Corp.	75,952	10,087,945
Mueller Industries Inc.	665,462	35,462,470
SPX Corp.(a)(b)	223,916	11,831,721
Standex International Corp.	67,938	5,759,784

Security	Shares	Value

Machinery (continued)
Tennant Co.	93,687	$5,550,955
Trinity Industries Inc.	410,463	9,941,414
		188,036,227
Marine — 0.7%
Matson Inc.	474,092	34,551,825

Media — 0.7%
EW Scripps Co. (The), Class A, NVS(a)	310,851	3,876,312
Gannett Co. Inc.(a)(b)	640,388	1,857,125
TechTarget Inc.(a)(b)	310,469	20,404,023
Thryv Holdings Inc.(a)(b)	201,570	4,513,152
		30,650,612
Metals & Mining — 0.6%
Allegheny Technologies Inc.(a)(b)	655,030	14,875,731
Century Aluminum Co.(a)	268,162	1,976,354
Haynes International Inc.	82,655	2,708,604
Materion Corp.	139,501	10,285,409
		29,846,098
Mortgage Real Estate Investment — 0.4%
Ellington Financial Inc.	284,957	4,180,319
KKR Real Estate Finance Trust Inc.	226,796	3,957,590
Redwood Trust Inc.	1,410,615	10,875,842
		19,013,751
Oil, Gas & Consumable Fuels — 4.0%
Callon Petroleum Co.(a)(b)	557,015	21,834,988
Civitas Resources Inc.	845,191	44,195,037
Dorian LPG Ltd.	324,345	4,930,044
Laredo Petroleum Inc.(a)	113,471	7,822,691
Ranger Oil Corp.(a)(b)	248,164	8,157,151
SM Energy Co.	1,426,380	48,767,932
Southwestern Energy Co.(a)	8,361,280	52,258,000
		187,965,843
Personal Products — 1.3%
elf Beauty Inc.(a)	562,293	17,251,149
Inter Parfums Inc.	209,117	15,278,088
Medifast Inc.	134,502	24,278,956
USANA Health Sciences Inc.(a)	90,452	6,545,107
		63,353,300
Pharmaceuticals — 2.5%
Amphastar Pharmaceuticals Inc.(a)(b)	298,226	10,375,283
ANI Pharmaceuticals Inc.(a)(b)	90,015	2,670,745
Cara Therapeutics Inc.(a)(b)	493,387	4,504,623
Collegium Pharmaceutical Inc.(a)(b)	398,379	7,059,276
Corcept Therapeutics Inc.(a)(b)	684,016	16,265,900
Harmony Biosciences Holdings Inc.(a)(b)	150,981	7,363,343
Innoviva Inc.(a)(b)	735,581	10,857,176
Nektar Therapeutics(a)(b)	982,095	3,731,961
Pacira BioSciences Inc.(a)(b)	323,425	18,855,677
Prestige Consumer Healthcare Inc.(a)	312,482	18,373,942
Supernus Pharmaceuticals Inc.(a)(b)	626,337	18,113,666
		118,171,592
Professional Services — 2.2%
Exponent Inc.	606,560	55,482,044
Forrester Research Inc.(a)(b)	128,380	6,141,699
Heidrick & Struggles International Inc.	230,231	7,450,275
Korn Ferry	630,406	36,576,156
		105,650,174

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.5%
Douglas Elliman Inc.	810,266	$3,881,174
Marcus & Millichap Inc.(b)	160,890	5,951,321
St Joe Co. (The)(b)	386,866	15,304,419
		25,136,914
Road & Rail — 0.4%
ArcBest Corp.(b)	287,106	20,203,649

Semiconductors & Semiconductor Equipment — 5.7%
Alpha & Omega Semiconductor Ltd.(a)(b)	194,551	6,486,330
Axcelis Technologies Inc.(a)	385,534	21,142,684
CEVA Inc.(a)(b)	272,071	9,130,703
Cohu Inc.(a)	330,772	9,178,923
Diodes Inc.(a)	529,140	34,166,570
FormFactor Inc.(a)	574,280	22,241,864
Ichor Holdings Ltd.(a)(b)	192,570	5,002,969
Kulicke & Soffa Industries Inc.	691,211	29,590,743
MaxLinear Inc.(a)(b)	831,761	28,263,239
Onto Innovation Inc.(a)(b)	579,809	40,435,880
PDF Solutions Inc.(a)(b)	218,413	4,698,064
Rambus Inc.(a)(b)	1,288,244	27,684,363
SMART Global Holdings Inc.(a)(b)	336,080	5,501,630
Ultra Clean Holdings Inc.(a)(b)	528,856	15,744,043
Veeco Instruments Inc.(a)(b)	601,244	11,664,133
		270,932,138
Software — 5.5%
8x8 Inc.(a)(b)	1,387,586	7,146,068
A10 Networks Inc.	684,643	9,845,166
Agilysys Inc.(a)	143,241	6,771,002
Alarm.com Holdings Inc.(a)(b)	538,809	33,330,725
Cerence Inc.(a)(b)	239,121	6,033,023
Digital Turbine Inc.(a)(b)	1,032,757	18,042,265
InterDigital Inc.	188,235	11,444,688
LivePerson Inc.(a)(b)	497,934	7,040,787
LiveRamp Holdings Inc.(a)	799,464	20,634,166
OneSpan Inc.(a)	200,226	2,382,689
Progress Software Corp.(b)	511,301	23,161,935
SPS Commerce Inc.(a)	422,395	47,751,755
Vonage Holdings Corp.(a)(b)	2,955,055	55,673,236
Xperi Holding Corp.	633,859	9,146,585
		258,404,090
Specialty Retail — 3.8%
Abercrombie & Fitch Co., Class A(a)	277,855	4,701,307
Academy Sports & Outdoors Inc.(b)	588,318	20,908,822
Asbury Automotive Group Inc.(a)(b)	116,781	19,775,695
Boot Barn Holdings Inc.(a)	347,437	23,941,884
Buckle Inc. (The)	346,584	9,596,911
Children's Place Inc. (The)(a)(b)	150,935	5,874,390
Genesco Inc.(a)	72,639	3,625,412
Hibbett Inc.	142,988	6,250,005
MarineMax Inc.(a)(b)	252,491	9,119,975
Monro Inc.	167,602	7,186,774
National Vision Holdings Inc.(a)(b)	429,652	11,815,430
Rent-A-Center Inc./TX	302,933	5,892,047
Sally Beauty Holdings Inc.(a)	552,079	6,580,782
Shoe Carnival Inc.	200,566	4,334,231
Signet Jewelers Ltd.(b)	554,075	29,620,849
Sleep Number Corp.(a)	260,699	8,068,634
		177,293,148

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)	1,520,576	$14,749,587
Corsair Gaming Inc.(a)(b)	153,831	2,019,801
Diebold Nixdorf Inc.(a)(b)	864,906	1,963,337
		18,732,725
Textiles, Apparel & Luxury Goods — 1.1%
Kontoor Brands Inc.	278,088	9,279,797
Movado Group Inc.	188,853	5,841,223
Oxford Industries Inc.	115,307	10,232,343
Steven Madden Ltd.	589,821	18,998,134
Wolverine World Wide Inc.	435,487	8,779,418
		53,130,915
Thrifts & Mortgage Finance — 2.2%
Axos Financial Inc.(a)	631,962	22,655,838
Flagstar Bancorp. Inc.	606,712	21,507,940
Northfield Bancorp. Inc.	288,544	3,759,728
Provident Financial Services Inc.	404,072	8,994,643
Walker & Dunlop Inc.	356,422	34,337,696
WSFS Financial Corp.(b)	315,699	12,656,373
		103,912,218
Tobacco — 0.4%
Vector Group Ltd.	1,535,532	16,123,086

Trading Companies & Distributors — 0.9%
Applied Industrial Technologies Inc.	192,842	18,545,615
Boise Cascade Co.	222,033	13,208,743
GMS Inc.(a)(b)	282,638	12,577,391
		44,331,749
Water Utilities — 1.1%
American States Water Co.	286,015	23,313,083
California Water Service Group	370,492	20,580,830
Middlesex Water Co.	97,032	8,507,766
		52,401,679
Wireless Telecommunication Services — 0.1%
Gogo Inc.(a)(b)	392,531	6,355,077

Total Long-Term Investments — 99.4%
(Cost: $4,751,291,345)		4,700,458,501

Short-Term Securities

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	346,102,845	346,068,235
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	20,940,000	20,940,000

Total Short-Term Securities — 7.8%
(Cost: $366,954,879)		367,008,235

Total Investments in Securities — 107.2%
(Cost: $5,118,246,224)		5,067,466,736

Liabilities in Excess of Other Assets — (7.2)%.		(341,561,386)

Net Assets — 100.0%		$4,725,905,350

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$219,232,582	$126,822,571	(a)	$—		$2,183	$10,899	$346,068,235	346,102,845	$132,128	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	23,330,000	—		(2,390,000	)(a)	—	—	20,940,000	20,940,000	43,297		—
						$2,183	$10,899	$367,008,235		$175,425		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	159	09/16/22	$13,579	$(370,806)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$3,330,599	$(709,373	)(c)	$3,436,179	0.1%
	Monthly	HSBC Bank PLC(d)	02/10/23	4,062,298	(301,413	)(e)	3,854,605	0.1
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	3,688,502	(125,929	)(g)	3,732,517	0.1
					$(1,136,715)		$11,023,301

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(814,953) of net dividends and financing fees.
(e)	Amount includes $(93,720) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(169,944) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
June 30, 2022

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination February 27, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
Bancorp. Inc. (The)(a)	16,021	$312,730	9.1%
Community Bank System Inc.	5,133	324,816	9.4
Eagle Bancorp. Inc.	2,879	136,493	4.0
First BanCorp./Puerto Rico	22,554	291,172	8.5
First Commonwealth Financial Corp.	8,719	117,009	3.4
Hanmi Financial Corp.	4,294	96,357	2.8
HomeStreet Inc.	4,737	164,232	4.8
Independent Bank Corp.	2,298	182,530	5.3
OFG Bancorp	4,400	111,760	3.2
Pacific Premier Bancorp. Inc.	2,090	61,112	1.8
		1,798,211
Gas Utilities
Chesapeake Utilities Corp.	3,088	400,050	11.6

Thrifts & Mortgage Finance
WSFS Financial Corp.	10,613	425,475	12.4

Water Utilities
Middlesex Water Co.	9,266	812,443	23.7

Total Reference Entity — Long		3,436,179

Net Value of Reference Entity — Goldman Sachs Bank USA		$3,436,179

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination February 10, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
Bancorp. Inc. (The)(a)	2,042	$39,860	1.0%
Banner Corp.	4,477	251,652	6.5
Brookline Bancorp. Inc.	14,979	199,370	5.2
Central Pacific Financial Corp.	4,036	86,572	2.2
City Holding Co.	650	51,922	1.4
Community Bank System Inc.	307	19,427	0.5
First BanCorp./Puerto Rico	9,521	122,916	3.2
First Bancorp./Southern Pines NC	5,875	205,038	5.3
First Commonwealth Financial Corp.	6,668	89,485	2.3
Hanmi Financial Corp.	3,062	68,711	1.8
HomeStreet Inc.	1,291	44,759	1.2
Independent Bank Corp.	7,895	627,100	16.3
Lakeland Financial Corp.	3,567	236,920	6.1
OFG Bancorp.	830	21,082	0.6
Pacific Premier Bancorp. Inc.	7,688	224,797	5.8
Preferred Bank/Los Angeles CA	2,407	163,724	4.3
Southside Bancshares Inc.	6,897	258,086	6.7
United Community Banks Inc./GA	1,712	51,685	1.3
		2,763,106

	Shares	Value	% of Basket Value
Gas Utilities
Chesapeake Utilities Corp.	115	$14,898	0.4

Insurance
Stewart Information Services Corp.	3,693	183,727	4.7

Thrifts & Mortgage Finance
Flagstar Bancorp. Inc.	15,549	551,212	14.3
Provident Financial Services Inc.	1,305	29,049	0.8
WSFS Financial Corp.	6,947	278,505	7.2
		858,766
Water Utilities
Middlesex Water Co.	389	34,108	0.9

.Total Reference Entity — Long		3,854,605

Net Value of Reference Entity — HSBC Bank PLC.		$3,854,605

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination February 8, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
Banner Corp.	222	$12,479	0.3%
Brookline Bancorp. Inc.	5,000	66,550	1.8
Central Pacific Financial Corp.	2,000	42,900	1.2
Eagle Bancorp. Inc.	1,503	71,257	1.9
HomeStreet Inc.	1,291	44,759	1.2
National Bank Holdings Corp.	1,715	65,633	1.8
Pacific Premier Bancorp. Inc.	1,763	51,550	1.4
Preferred Bank/Los Angeles CA	1,321	89,854	2.4
Southside Bancshares Inc.	1,413	52,874	1.4
		497,856
Health Care Technology
Allscripts Healthcare Solutions Inc.(a)	2,811	41,687	1.1

Insurance
Stewart Information Services Corp.	753	37,462	1.0

Thrifts & Mortgage Finance
Axos Financial Inc.(a)	2,294	82,240	2.2

Water Utilities
Middlesex Water Co.	35,051	3,073,272	82.3

Total Reference Entity — Long.		3,732,517

Net Value of Reference Entity — JPMorgan Chase Bank NA		$3,732,517

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
June 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$4,700,458,501	$—	$—	$4,700,458,501
Money Market Funds	367,008,235	—	—	367,008,235
	$5,067,466,736	$—	$—	$5,067,466,736
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(370,806)	$—	$—	$(370,806)
Swaps	—	(1,136,715)	—	(1,136,715)
	$(370,806)	$(1,136,715)	$—	$(1,507,521)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust